REVENUE (Tables)	12 Months Ended
Dec. 31, 2025
Revenue From Contracts With Customers [Abstract]
Schedule of disaggregation of revenue from contracts with customers

For the years ended December 31	2025					2024
	Pipelines	Facilities	Marketing & New Ventures	Corporate	Total	Pipelines	Facilities	Marketing & New Ventures	Corporate	Total
($ millions)
Take-or-pay(1)	2,553	208	12	—	2,773	2,422	209	5	—	2,636
Fee-for-service(1)	542	81	150	—	773	512	85	138	—	735
Product sales(2)	6	—	3,783	—	3,789	2	—	3,569	—	3,571
Revenue from contracts with customers	3,101	289	3,945	—	7,335	2,936	294	3,712	—	6,942
Realized gain from derivative instruments	—	—	133	—	133	—	—	241	—	241
Unrealized loss from derivative instruments	—	—	(37)	—	(37)	—	—	(170)	—	(170)
Revenue from risk management and other derivative contracts	—	—	96	—	96	—	—	71	—	71
Lease income	187	43	5	—	235	223	40	4	—	267
Shared service revenue(3) and other	28	25	13	46	112	26	24	9	45	104
Total external revenue	3,316	357	4,059	46	7,778	3,185	358	3,796	45	7,384
(1)    Revenue recognized over time.
(2)    Revenue recognized at a point in time.
(3)    Includes $55 million of fixed fee income in 2025 (2024: $58 million) related to shared service agreements with joint ventures.

Schedule of significant changes in contract assets and contract liabilities
Significant changes in the contract liabilities balances during the period are as follows:

For the years ended December 31	2025			2024
($ millions)	Take-or-Pay	Other Contract Liabilities	Total Contract Liabilities	Take-or-Pay	Other Contract Liabilities	Total Contract Liabilities
Opening balance	1	297	298	1	158	159
Additions (net in the period)(1)	—	186	186	—	49	49
Alliance/Aux Sable Acquisition	—	—	—	—	144	144
Revenue recognized from contract liabilities(2)	—	(43)	(43)	—	(44)	(44)
Transfers to trade payables and other(3)	—	(97)	(97)	—	—	—
Disposition	—	—	—	—	(10)	(10)
Closing balance	1	343	344	1	297	298
Less current portion(4)	(1)	(38)	(39)	(1)	(42)	(43)
Ending balance	—	305	305	—	255	255
(1)    For the year ended December 31, 2025, additions include $176 million resulting from the initial valuation of an embedded derivative in the Company's contract to provide the right to use Pembina's Cedar LNG transportation and liquefaction capacity (refer to Note 3(b)(v) and Note 23 - Fair Values).
(2)    Recognition of revenue related to performance obligations satisfied in the period that were included in the opening balance of contract liabilities.
(3)    Represents a refundable liability transferred to trade payables and other in the third quarter of 2025, following the Alliance Negotiated Settlement.
(4)    Represents cash collected under take-or-pay contracts which will be recognized within one year as the customer chooses to ship, process, or otherwise forego the associated service.